UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended: June 30, 2012


Check here if Amendment:           |_|; Amendment Number: _____

This Amendment (Check only one):   |_|  is a restatement
                                   |_|  adds new holding entries.


Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118


13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Schaefer
Title:    Chief Operating Officer
Phone:    (540) 687-8928


Signature, Place and Date of Signing:


/s/ Andrew Schaefer             Middleburg, VA               August 14, 2012
-----------------------    --------------------------    ------------------
     [Signature]                [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:  $1,226,227
                                          (x1000)


Information with respect to which the Institutional Investment Manager is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.     Form 13F File Number            Name
---     --------------------            ---------------------
1.      028-13109                       Braddock Partners, LP

FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                        VALUE        SHRS OR  SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)      PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED NONE

AMERICAN TOWER CORP NEW       CL A             03027X100     122,179    1,747,659  SH          Sole        NONE    1,747,659
APPLE INC                     COM              037833100      20,502       35,106  SH          Sole        NONE       35,106
ARTIO GLOBAL INVS INC	      COM CL A	       04315B107	 962	  275,000  SH	       Sole	   NONE	     275,000
BANK OF AMERICA CORPORATION   COM              060505104       6,544      800,000  SH          Sole        NONE      800,000
BERKSHIRE HATHAWAY INC DEL    CL B NEW         084670702      26,443      317,325  SH          Sole        NONE      317,325
BERKSHIRE HATHAWAY INC DEL    CL A             084670108       7,371           59  SH          Sole        NONE           59
CSX CORP                      COM              126408103       1,141       51,061  SH          Sole        NONE       51,061
CARMAX INC                    COM              143130102      20,907      805,972  SH          Sole        NONE      805,972
DIAMOND HILL INVESTMENT GROU  COM NEW          25264R207      11,391      145,500  SH          Sole        NONE      145,500
DIRECTV			      COM CL A	       25490A101      43,938	  900,000  SH          Sole        NONE      900,000
DOLLAR TREE INC               COM              256746108      81,431    1,513,590  SH          Sole        NONE    1,513,590
ENSTAR GROUP LIMITED          SHS              G3075P101      48,578      490,988  SH          Sole        NONE      490,988
FACTSET RESH SYS INC          COM              303075105      12,082      130,000  SH          Sole        NONE      130,000
HARTFORD FINL SVCS GROUP INC  COM              416515104      20,414    1,157,900  SH          Sole        NONE    1,157,900
HIGHER ONE HLDGS INC	      COM	       42983D104       1,108       90,690  SH          Sole        NONE       90,690
LPL INVT HLDGS INC            COM              50213H100      42,212    1,250,000  SH          Sole        NONE    1,250,000
LAMAR ADVERTISING CO          CL A             512815101      30,343    1,060,960  SH          Sole        NONE    1,060,960
LEUCADIA NATL CORP	      COM	       527288104      34,032	1,600,000  SH	       Sole	   NONE	   1,600,000
MARKEL CORP                   COM              570535104      88,328      199,973  SH          Sole        NONE      199,973
MASTERCARD INC                CL A             57636Q104     145,351      337,940  SH          Sole        NONE      337,940
MOODYS CORP		      COM	       615369105      65,805    1,800,400  SH	       Sole        NONE	   1,800,400
O REILLY AUTOMOTIVE INC NEW   COM              67103H107      69,257      826,749  SH          Sole        NONE      826,749
PRIMO WTR CORP                COM              74165N105       1,554    1,400,000  SH          Sole        NONE    1,400,000
ROSS STORES INC               COM              778296103     121,827    1,950,162  SH          Sole        NONE    1,950,162
SEARS HLDGS CORP	      COM	       812350106      17,910      300,000  SH	       Sole	   NONE	     300,000
PRICE T ROWE GROUP INC        COM              74144T108       2,103       33,405  SH          Sole        NONE       33,405
TD AMERITRADE HLDG CORP       COM              87236Y108      46,750    2,750,000  SH          Sole        NONE    2,750,000
TJX COS INC NEW               COM              872540109      41,707      971,520  SH          Sole        NONE      971,520
VISA INC		      COM CL A	       92826C839      46,044	  372,430  SH	       Sole	   NONE	     372,430
WHITE RIVER CAPITAL INC       COM              96445P105       2,122       93,273  SH          Sole        NONE       93,273
LENDER PROCESSING SVCS INC    COM	       52602E102       2,923	  115,632  SH	       Sole	   NONE	     115,632
ANNALY CAP MGMT INC           COM              035710409      25,845    1,540,225  SH          Sole        NONE    1,540,225
ENTERPRISE PRODS PARTNERS L   COM              293792107         667       13,007  SH          Sole        NONE       13,007
ENTERTAINMENT PPTYS TR        COM SH BEN INT   29380T105         216        5,265  SH          Sole        NONE        5,265
HARTFORD FINL SVCS GROUP INC  DEP CONV PFD     416515708      14,048      749,635  SH          Sole        NONE      749,635
NUSTAR GP HOLDINGS LLC        UNIT RESTG LLC   67059L102         427       13,770  SH          Sole        NONE       13,770
BANK OF AMERICA CORPORATION   *W EXP 01/16/201 060505146       1,765      500,000  SH	       Sole        NONE      500,000

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